ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments

September 30, 2021 (Unaudited)

.

Investments	Shares	Value
COMMON STOCKS – 99.9%

Advertising – 0.7%
Stagwell, Inc.*(a)	9,054	$69,444

Apparel – 0.4%
Rocky Brands, Inc.	814	38,755

Auto Parts & Equipment – 2.6%
Shyft Group, Inc. (The)	1,420	53,974
Superior Industries International, Inc.*	7,111	50,132
XPEL, Inc.*	1,888	143,224
Total Auto Parts & Equipment		247,330

Banks – 6.3%
Byline Bancorp, Inc.	1,962	48,187
Capstar Financial Holdings, Inc.	2,388	50,721
Coastal Financial Corp.*	1,584	50,466
First Bank	3,433	48,371
First Foundation, Inc.	1,795	47,208
Hanmi Financial Corp.	2,254	45,215
Merchants Bancorp	1,269	50,087
Metropolitan Bank Holding Corp.*	753	63,478
MVB Financial Corp.	1,329	56,921
Northeast Bank	1,422	47,950
PCB Bancorp	2,393	47,645
Provident Bancorp, Inc.	2,893	46,346
Total Banks		602,595

Biotechnology – 3.7%
Bioceres Crop Solutions Corp. (Argentina)*	3,295	44,483
Clearside Biomedical, Inc.*	9,034	54,204
Enochian Biosciences, Inc.*(a)	7,869	52,958
Greenwich Lifesciences, Inc.*	1,118	43,680
Harvard Bioscience, Inc.*	6,692	46,710
PDS Biotechnology Corp.*	4,425	65,933
Pieris Pharmaceuticals, Inc.*	8,336	43,097
Total Biotechnology		351,065

Building Materials – 0.8%
Tecnoglass, Inc.(a)	3,570	77,576

Chemicals – 1.8%
AdvanSix, Inc.*	1,566	62,249
CVR Partners LP	979	68,236
Intrepid Potash, Inc.*	1,380	42,642
Total Chemicals		173,127

Coal – 2.7%
Alpha Metallurgical Resources, Inc.*	1,922	95,697
CONSOL Energy, Inc.*	2,442	63,541
Ramaco Resources, Inc.*	8,072	99,366
Total Coal		258,604

Commercial Services – 5.7%
Atento SA (Brazil)*(a)	2,080	58,677
Civeo Corp.*	2,060	46,329
CRA International, Inc.	549	54,538
Cross Country Healthcare, Inc.*	2,940	62,446
Franklin Covey Co.*	1,156	47,153
HireQuest, Inc.	2,298	44,420
Information Services Group, Inc.	8,416	60,427
Performant Financial Corp.*	10,980	43,481
Textainer Group Holdings Ltd. (China)*	1,996	69,680
Transcat, Inc.*	935	60,289
Total Commercial Services		547,440

Computers – 0.5%
Rimini Street, Inc.*	4,708	45,432

Distribution/Wholesale – 1.4%
Titan Machinery, Inc.*	1,683	43,607
Veritiv Corp.*	1,038	92,963
Total Distribution/Wholesale		136,570

Diversified Financial Services – 6.2%
Atlanticus Holdings Corp.*	1,734	92,006
B. Riley Financial, Inc.	956	56,442
Cowen, Inc., Class A	1,369	46,970
Curo Group Holdings Corp.	2,908	50,396
Freedom Holding Corp. NV (Kazakhstan)*(a)	1,371	86,085
GAMCO Investors, Inc., Class A	1,844	48,645
Oppenheimer Holdings, Inc., Class A	976	44,203
Pzena Investment Management, Inc., Class A	4,188	41,210
Regional Management Corp.	1,332	77,496
Velocity Financial, Inc.*	3,755	49,416
Total Diversified Financial Services		592,869

Electrical Components & Equipment – 0.5%
Insteel Industries, Inc.	1,188	45,203

Electronics – 2.8%
Camtek Ltd. (Israel)*	2,944	119,262
Identiv, Inc.*(a)	3,918	73,815
Luna Innovations, Inc.*	3,962	37,639
RADA Electronic Industries Ltd. (Israel)*	3,983	42,379
Total Electronics		273,095

Engineering & Construction – 2.6%
Concrete Pumping Holdings, Inc.*	5,968	50,967
IES Holdings, Inc.*	1,065	48,660
Mistras Group, Inc.*	4,139	42,052
MYR Group, Inc.*	678	67,461
Orion Group Holdings, Inc.*	7,548	41,061
Total Engineering & Construction		250,201

Entertainment – 1.8%
Golden Entertainment, Inc.*	1,785	87,626
RCI Hospitality Holdings, Inc.	1,237	84,747
Total Entertainment		172,373

Environmental Control – 0.4%
Charah Solutions, Inc.*	7,779	35,783

Gas – 0.4%
Global Partners LP(a)	1,756	37,192

Healthcare - Products – 1.9%
Apollo Endosurgery, Inc.*	8,325	75,425
Cutera, Inc.*	922	42,965
PAVmed, Inc.*(a)	7,947	67,867
Total Healthcare - Products		186,257

Healthcare - Services – 2.8%
Inotiv, Inc.*	2,550	74,562
Joint Corp. (The)*	1,218	119,389
Surgery Partners, Inc.*	1,792	75,873
Total Healthcare - Services		269,824

Home Builders – 0.5%
Hovnanian Enterprises, Inc., Class A*	463	44,629

Home Furnishings – 0.4%
Ethan Allen Interiors, Inc.	1,574	37,304

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Insurance – 1.1%
HCI Group, Inc.	510	$56,493
Tiptree, Inc.	4,579	45,881
Total Insurance		102,374

Internet – 1.3%
Allot Ltd. (Israel)*	2,599	38,621
DHI Group, Inc.*	10,298	49,018
Usio, Inc.*	6,703	39,682
Total Internet		127,321

Investment Companies – 1.0%
Altus Midstream Co., Class A	851	58,744
Medallion Financial Corp.*	5,215	40,886
Total Investment Companies		99,630

Iron/Steel – 0.4%
Mesabi Trust	1,275	37,880

Leisure Time – 1.5%
OneWater Marine, Inc., Class A	1,232	49,539
Vista Outdoor, Inc.*	2,397	96,623
Total Leisure Time		146,162

Lodging – 1.5%
Century Casinos, Inc.*	4,016	54,095
Full House Resorts, Inc.*	8,160	86,578
Total Lodging		140,673

Machinery - Construction & Mining – 0.4%
Manitowoc Co., Inc. (The)*	2,006	42,969

Machinery - Diversified – 2.2%
Kornit Digital Ltd. (Israel)*	970	140,398
Ranpak Holdings Corp.*	2,512	67,372
Total Machinery - Diversified		207,770

Media – 4.4%
Cumulus Media, Inc., Class A*	3,741	45,827
Entravision Communications Corp., Class A	11,128	79,009
Gannett Co., Inc.*	8,236	55,017
Houghton Mifflin Harcourt Co.*(a)	5,868	78,807
Thryv Holdings, Inc.*	1,874	56,295
Townsquare Media, Inc., Class A*	4,044	52,855
Urban One, Inc.*	7,911	53,874
Total Media		421,684

Metal Fabricate/Hardware – 2.6%
Mayville Engineering Co., Inc.*	2,414	45,383
Ryerson Holding Corp.	2,581	57,479
Steel Partners Holdings LP*(a)	3,372	95,849
TimkenSteel Corp.*	4,016	52,529
Total Metal Fabricate/Hardware		251,240

Mining – 0.9%
Ferroglobe PLC*	10,205	88,783

Miscellaneous Manufacturing – 1.9%
Byrna Technologies, Inc.*(a)	1,554	33,970
Haynes International, Inc.	1,154	42,987
LSB Industries, Inc.*	10,054	102,651
Total Miscellaneous Manufacturing		179,608

Oil & Gas – 2.7%
Calumet Specialty Products Partners LP*	7,790	61,619
San Juan Basin Royalty Trust	8,765	44,351
SandRidge Energy, Inc.*	8,319	108,230
SilverBow Resources, Inc.*	1,942	47,579
Total Oil & Gas		261,779

Pharmaceuticals – 4.4%
Heska Corp.*	293	75,752
Ideaya Biosciences, Inc.*	2,148	54,752
Natural Alternatives International, Inc.*	2,842	38,310
Nature's Sunshine Products, Inc.	2,652	38,852
Oramed Pharmaceuticals, Inc. (Israel)*(a)	5,518	121,286
PLx Pharma, Inc.*(a)	4,710	90,903
Total Pharmaceuticals		419,855

Pipelines – 0.4%
Blueknight Energy Partners LP	11,396	34,758

REITS – 3.4%
Cedar Realty Trust, Inc.	1,962	42,556
City Office REIT, Inc.	2,648	47,293
CorePoint Lodging, Inc.*	3,420	53,010
Farmland Partners, Inc.	3,619	43,392
Gladstone Land Corp.	2,019	45,973
Granite Point Mortgage Trust, Inc.	3,250	42,802
Retail Value, Inc.	1,915	50,422
Total REITS		325,448

Retail – 12.6%
Aspen Aerogels, Inc.*	2,295	105,593
Barnes & Noble Education, Inc.*(a)	6,767	67,602
Big 5 Sporting Goods Corp.(a)	1,765	40,666
Biglari Holdings, Inc., Class B*	280	48,107
Caleres, Inc.	2,010	44,662
Cato Corp. (The), Class A	2,947	48,743
Conn’s, Inc.*	1,844	42,099
Express, Inc.*	7,376	34,815
Genesco, Inc.*	972	56,114
Haverty Furniture Cos., Inc.	1,282	43,216
Huttig Building Products, Inc.*	7,979	42,448
J Jill, Inc.*	2,185	37,975
Kura Sushi USA, Inc., Class A*	1,365	59,623
Lazydays Holdings, Inc.*	1,875	40,012
Movado Group, Inc.	1,430	45,031
Noodles & Co.*	3,923	46,291
ONE Group Hospitality, Inc. (The)*	5,429	58,036
OptimizeRx Corp.*	1,851	158,353
Potbelly Corp.*	6,210	42,104
Tile Shop Holdings, Inc.*	5,950	45,637
Tilly's, Inc., Class A	3,085	43,221
TravelCenters of America, Inc.*	1,079	53,723
Total Retail		1,204,071

Software – 1.3%
Donnelley Financial Solutions, Inc.*	2,184	75,610
Inspired Entertainment, Inc.*(a)	3,958	46,309
Total Software		121,919

Telecommunications – 3.3%
Calix, Inc.*	2,907	143,693
Clearfield, Inc.*	1,276	56,336
IDT Corp., Class B*	2,752	115,446
Total Telecommunications		315,475

Transportation – 5.7%
Capital Product Partners LP (Greece)	3,631	47,203
Danaos Corp. (Greece)	1,785	146,192
Diana Shipping, Inc. (Greece)*	9,885	56,542
Eagle Bulk Shipping, Inc.*	1,010	50,924
Genco Shipping & Trading Ltd.	2,947	59,323
Pangaea Logistics Solutions Ltd.	8,042	40,612

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Transportation (continued)
Safe Bulkers, Inc. (Greece)*	11,377	$58,819
USA Truck, Inc.*	2,587	39,530
USD Partners LP	6,826	42,594
Total Transportation		541,739

Total Common Stocks
(Cost $7,573,736)		9,563,806

MONEY MARKET FUND – 0.4%
STIT - Government & Agency Portfolio, Institutional Class, 0.03%(b) (Cost $33,748)	33,748	33,748

REPURCHASE AGREEMENTS – 5.9%(c)
BofA Securities, Inc., dated 09/30/21, due 10/01/21, 0.05%, total to be received $249,000, (collateralized by various U.S. Government Agency Obligations, 1.50%-5.00%, 09/01/31-07/01/60, totaling $253,980)	$249,000	249,000
Morgan Stanley & Co. LLC, dated 09/30/21, due 10/01/21, 0.05%, total to be received $67,758, (collateralized by various U.S. Government Agency Obligations, 1.50%-8.50%, 12/01/21-10/01/51, totaling $69,113)	67,758	67,758
RBC Dominion Securities, Inc., dated 09/30/21, due 10/01/21, 0.05%, total to be received $249,000, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/31/21-05/01/58, totaling $253,980)	249,000	249,000

Total Repurchase Agreements
(Cost $565,758)		565,758

Total Investments – 106.2%
(Cost $8,173,242)		10,163,312
Liabilities in Excess of Other Assets – (6.2%)		(591,803)
Net Assets – 100.0%		$9,571,509

LP - Limited Partnership

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $912,918; the aggregate market value of the collateral held by the fund is $940,692. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $374,934.
(b)	Rate shown reflects the 7-day yield as of September 30, 2021.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$9,563,806	$–	$–	$9,563,806
Money Market Fund	33,748	–	–	33,748
Repurchase Agreements	–	565,758	–	565,758
Total	$9,597,554	$565,758	$–	$10,163,312

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Advertising	0.7%
Apparel	0.4
Auto Parts & Equipment	2.6
Banks	6.3
Biotechnology	3.7
Building Materials	0.8
Chemicals	1.8
Coal	2.7
Commercial Services	5.7
Computers	0.5
Distribution/Wholesale	1.4
Diversified Financial Services	6.2
Electrical Components & Equipment	0.5
Electronics	2.8
Engineering & Construction	2.6
Entertainment	1.8
Environmental Control	0.4
Gas	0.4
Healthcare - Products	1.9
Healthcare - Services	2.8
Home Builders	0.5
Home Furnishings	0.4
Insurance	1.1
Internet	1.3
Investment Companies	1.0
Iron/Steel	0.4
Leisure Time	1.5
Lodging	1.5
Machinery - Construction & Mining	0.4
Machinery - Diversified	2.2
Media	4.4
Metal Fabricate/Hardware	2.6
Mining	0.9
Miscellaneous Manufacturing	1.9
Oil & Gas	2.7%
Pharmaceuticals	4.4
Pipelines	0.4
REITS	3.4
Retail	12.6
Software	1.3
Telecommunications	3.3
Transportation	5.7
Money Market Fund	0.4
Repurchase Agreements	5.9
Total Investments	106.2
Liabilities in Excess of Other Assets	(6.2)
Net Assets	100.0%